RESTATEMENT (Details Balance sheet) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid in capital	$ 206,355,362			$ 201,284,007
Accumulated deficit	(208,236,095)			(202,444,894)
Total Stockholders' Equity	$ 2,199,103	$ 3,204,201	$ 3,277,709	$ 2,918,672	$ (951,735)	$ 594,559	$ 1,304,563	$ 2,886,685
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid in capital		208,670,675	207,172,747
Accumulated deficit		(209,546,224)	(207,974,747)
Total Stockholders' Equity		3,204,201	3,277,709
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid in capital		(3,590,309)	(3,089,809)
Accumulated deficit		3,590,309	3,089,809
Total Stockholders' Equity		0	0
As Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid in capital		205,080,366	204,082,938
Accumulated deficit		(205,955,915)	(204,884,938)
Total Stockholders' Equity		$ 3,204,201	$ 3,277,709